Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2021
Cash and cash equivalents
Schedule of cash and cash equivalents

	2021	2020
		Re-presented[1]
	€m	€m
Cash at bank and in hand	2,705	2,220
Repurchase agreements and bank deposits	0	2,202
Money market funds[2]	3,116	9,135
Cash and cash equivalents as presented in the statement of financial position[1]	5,821	13,557
Bank overdrafts	(31)	(269)
Cash and cash equivalents as presented in the statement of cash flows	5,790	13,288

Notes:

1

The prior year comparatives have been re-presented to reflect that Vodafone Egypt is no longer held for sale. See Note 7 "Discontinued operations and assets and liabilities held for sale". The impact of the re-presentation is to increase cash and cash equivalents as presented in the statement of financial position by €273 million.

2	Items are measured at fair value and the valuation basis is level 1 classification, which comprises financial instruments where fair value is determined by unadjusted quoted prices in active markets.